Expense Example, No Redemption {- Fidelity Advisor® Communications Equipment Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Communications Equipment Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Communications Equipment Fund-Class A
Expense Example, No Redemption:
1 Year	$ 709
3 Years	1,033
5 Years	1,387
10 Years	2,381
Fidelity Advisor Communications Equipment Fund-Class M
Expense Example, No Redemption:
1 Year	512
3 Years	896
5 Years	1,314
10 Years	2,477
Fidelity Advisor Communications Equipment Fund-Class C
Expense Example, No Redemption:
1 Year	218
3 Years	720
5 Years	1,258
10 Years	2,729
Fidelity Advisor Communications Equipment Fund - Class I
Expense Example, No Redemption:
1 Year	117
3 Years	387
5 Years	681
10 Years	$ 1,520